Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	Jul. 02, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Summary Of Significant Accounting Policies [Line Items]
Capital leases		$ 0	$ 0	$ 0
Maximum
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of change on accumulated deficit for awards granted to non-employees					$ 100,000
Redeemable Convertible Preferred Stock
Summary Of Significant Accounting Policies [Line Items]
Temporary Equity, shares outstanding	12,962,045	0
Initial Public Offering
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs		$ 0	$ 0
Common Stock | Redeemable Convertible Preferred Stock
Summary Of Significant Accounting Policies [Line Items]
Conversion of stock, shares issued	16,833,790